EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator for Basic and Diluted Earnings Per Share:
Net loss attributable to common stockholders			$ (22,378,042)	$ (25,783,834)
Denominator for Basic Earnings Per Share:
Weighted Average Shares	26,037,608	16,851,747	19,147,726	11,968,665
Adjusted Weighted Average Shares			19,147,726	11,968,665
Basic and Diluted Net Loss per Share			$ (1.17)	$ (2.15)